UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-3231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                       101 Federal Street Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2004

                     DATE OF REPORTING PERIOD: JUNE 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

[BACKGROUND GRAPHIC OMITTED]




[SEI INVESTMENTS LOGO OMITTED]




                                               Annual Report as of June 30, 2004



                                                          SEI Liquid Asset Trust



                                                        Treasury Securities Fund

                                                           Prime Obligation Fund

TABLE OF CONTENTS



------------------------------------------------------------

Letter to Shareholders                                     1
------------------------------------------------------------
Report of Independent Registered Public Accounting Firm    2
------------------------------------------------------------
Statements of Net Assets                                   3
------------------------------------------------------------
Statements of Operations                                   6
------------------------------------------------------------
Statements of Changes in Net Assets                        7
------------------------------------------------------------
Financial Highlights                                       8
------------------------------------------------------------
Notes to Financial Statements                              9
------------------------------------------------------------
Trustees and Officers of the Trust                        11
------------------------------------------------------------
Notice to Shareholders                                    14
------------------------------------------------------------

SEI LIQUID ASSET TRUST -- JUNE 30, 2004


To Our Shareholders:


The fiscal year that ended June 30, 2004 was a period teaming with anticipation, uncertainty, and growth -- making for an overall bumpy ride for stocks and corporate bonds. Disappointing U.S. labor market news, improving corporate earnings, and nervousness surrounding turmoil in the Middle East helped to buoy corporate bond prices in the second half of the 2003 calendar year, while speculative buying in anticipation of accelerated economic growth led to fairly robust advances in equities. However, the first half of the 2004 calendar year has progressed in quite a different manner than the latter portion of 2003. Today, investors are standing on a more mature economic recovery and are faced with the rounding out of a highly stimulative monetary policy, all while coping with heightened global geopolitical tensions, rising interest rates, and higher oil prices. Consequently, we have seen some weakness in both stock and bond prices since the beginning of 2004.

Amid the churning market and economic environments of the past year, money markets have continued to act as a safe haven for investors, allowing them to hedge against losses experienced in the capital markets. For the duration of the fiscal year, the Federal funds rate remained at a 45-year historic low of 1.00%. On the last day of the period however, the Fed raised rates by 25 basis points to 1.25% for the first time since May 2000. Despite the Fed's action, U.S. policy continues to be accommodative, historically speaking, though future incremental rate hikes are expected through mid 2005.

On behalf of SEI Investments, I want to thank you for your confidence in the SEI Liquid Asset Trust. I and my colleagues are working hard to maintain that trust, and we look forward to serving your investment needs in the future.


Sincerely,

/s/ Edward D. Loughlin

Edward D. Loughlin
President



--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2004                         1

SEI LIQUID ASSET TRUST -- JUNE 30, 2004


Report of Independent Registered Public Accounting Firm


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SEI LIQUID ASSET TRUST:
In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Treasury Securities Fund and Prime Obligation Fund (collectively, the "Funds", constituting SEI Liquid Asset Trust, hereinafter referred to as the "Trust"), at June 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Philadelphia, PA
August 17, 2004





--------------------------------------------------------------------------------
2                         SEI Liquid Asset Trust / Annual Report / June 30, 2004

STATEMENT OF NET ASSETS


Treasury Securities Fund

June 30, 2004
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 83.6%
   U.S. Treasury Bills+
     1.040%, 07/01/04                                  $22,827          $22,827
   U.S. Treasury Notes
     2.250%, 07/31/04                                    5,000            5,004
     5.875%, 11/15/04                                    1,000            1,017
     1.500%, 02/28/05                                    1,500            1,502
     1.625%, 03/31/05                                      500              501
                                                                        -------
Total Treasury Obligations
   (Cost $30,851) ($ Thousands)                                          30,851
                                                                        -------

REPURCHASE AGREEMENT -- 16.3%
   Barclays (A)
     1.300%, dated 06/30/04, to be
     repurchased on 07/01/04, repurchase
     price $6,000,217 (collateralized
     by U.S. Treasury Bills; total market
     value $6,120,655)                                   6,000            6,000
                                                                        -------
Total Repurchase Agreement
   (Cost $6,000) ($ Thousands)                                            6,000
                                                                        -------
Total Investments -- 99.9%
   (Cost $36,851) ($ Thousands)                                          36,851
                                                                        -------


--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
Management Fees Payable                                                 $   (10)
Investment Advisory Fees Payable                                             (2)
Other Assets and Liabilities, Net                                            38
                                                                        -------
Total Other Assets and Liabilities                                           26
                                                                        -------
Total Net Assets -- 100.0%                                              $36,877
                                                                        =======

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 36,893,158 outstanding shares of
   beneficial interest                                                  $36,893
Undistributed net investment income                                          46
Accumulated net realized loss on investments                                (62)
                                                                        -------
Total Net Assets -- 100.0%                                              $36,877
                                                                        =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($36,876,512 / 36,893,158 shares)                                      $1.00
                                                                        =======

+ The rate reported is the effective yield at time of purchase.
(A) Tri-Party Repurchase Agreement

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2004                         3

STATEMENT OF NET ASSETS


Prime Obligation Fund

June 30, 2004
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.7%
   FFCB (A)
     1.171%, 07/24/04                                  $15,000         $ 14,999
   FHLB (A)
     1.030%, 09/02/04                                   20,000           20,001
   FHLB+
     1.200%, 07/02/04                                   20,000           19,999
   FHLMC+
     1.042%, 07/06/04                                    4,300            4,299
     1.048%, 07/13/04                                    7,675            7,672
     1.044%, 07/15/04                                    3,150            3,149
     1.177%, 10/12/04                                    8,500            8,472
   FNMA
     6.500%, 08/15/04                                   11,000           11,070
     7.125%, 02/15/05                                   20,000           20,717
   FNMA (A)
     1.040%, 07/18/04                                   20,000           19,995
     1.000%, 07/28/04                                   20,000           19,997
     1.003%, 09/10/04                                    5,000            5,000
     1.338%, 09/11/04                                   10,000            9,999
     0.995%, 09/17/04                                   20,000           19,998
   FNMA+
     1.042%, 07/07/04                                    5,100            5,099
     1.440%, 11/12/04                                   15,000           14,921
     1.231%, 01/07/05                                   15,885           15,783
     1.336%, 03/04/05                                    4,900            4,856
     1.996%, 04/29/05                                   20,000           19,671
                                                                       --------
Total U.S. Government Agency Obligations
   (Cost $245,697) ($ Thousands)                                        245,697
                                                                       --------

COMMERCIAL PAPER+ -- 11.8%
FINANCIAL SERVICES -- 11.8%
   Aspen Funding Corporation
     1.147%, 10/06/04                                   20,000           19,939
   Atlantis One Funding
     1.063%, 07/14/04                                    5,000            4,998
     1.086%, 08/12/04                                   20,000           19,975
   Edison Asset Securities
     1.086%, 08/16/04                                   15,000           14,979
   General Electric Capital Corporation
     1.100%, 08/09/04                                   10,000            9,988
   General Electric Capital International
     Funding
     1.106%, 07/01/04                                   10,000           10,000
   Moat Funding
     1.086%, 08/12/04                                   20,000           19,975
   Morgan Stanley
     1.142%, 07/14/04                                    5,000            4,998
                                                                       --------
                                                                        104,852
                                                                       --------
Total Commercial Paper
   (Cost $104,852) ($ Thousands)                                        104,852
                                                                       --------


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 19.3%
BANKS (A) -- 4.2%
   First Union
     1.891%, 09/15/04                                  $ 1,700         $  1,705
   Key Bank
     1.220%, 07/28/04                                   20,000           20,001
   PNC Funding
     1.430%, 07/29/04                                   15,000           15,020
   US Bank
     1.060%, 07/06/04                                    1,000            1,000
                                                                       --------
                                                                         37,726
                                                                       --------
INVESTMENT BANKERS/BROKER DEALERS (A) -- 15.1%
   Bear Stearns Company
     Incorporated MTN
     2.050%, 07/01/04                                   20,000           20,031
   Citigroup Global Markets MTN
     1.530%, 07/01/04                                    5,000            5,001
     1.410%, 08/18/04                                    3,000            3,002
   Citigroup Incorporated
     1.270%, 07/26/04                                   10,000           10,001
     1.250%, 08/09/04                                   10,000           10,008
   JP Morgan Chase & Company MTN
     1.530%, 08/24/04                                   20,000           20,039
     1.610%, 09/07/04                                   19,000           19,040
   Lehman Brothers Holdings MTN
     1.510%, 07/06/04                                   10,750           10,751
   Merrill Lynch & Company MTN
     1.060%, 07/01/04                                   15,000           14,998
     1.500%, 08/25/04                                   10,000           10,015
   Morgan Stanley MTN
     1.420%, 07/26/04                                   11,000           11,017
                                                                       --------
                                                                        133,903
                                                                       --------
Total Corporate Obligations
   (Cost $171,629) ($ Thousands)                                        171,629
                                                                       --------

ASSET-BACKED SECURITIES -- 0.3%
AUTOMOTIVE -- 0.2%
   Great American Leasing Receivables,
     Ser 2003-1, Cl A1 (B)
     1.170%, 09/15/04                                    1,697            1,697
                                                                       --------
FINANCIAL SERVICES -- 0.1%
   GSTR, Ser 2002-2A, Cl A1MB (A) (B)
     1.360%, 07/26/04                                      588              588
                                                                       --------
Total Asset-Backed Securities
   (Cost $2,285) ($ Thousands)                                            2,285
                                                                       --------


--------------------------------------------------------------------------------
4                         SEI Liquid Asset Trust / Annual Report / June 30, 2004

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                      ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 11.8%
BANKS  -- 5.1%
   Branch Banking Trust
     1.190%, 07/13/04                                  $10,000         $ 10,000
     1.085%, 07/14/04                                   20,000           20,000
   Wells Fargo Bank (A)
     1.040%, 07/30/04                                   15,000           14,999
                                                                       --------
                                                                         44,999
                                                                       --------
FINANCIAL SERVICES -- 5.6%
   American Express
     1.215%, 10/15/04                                   15,000           15,000
     1.330%, 10/29/04                                   15,000           15,000
   Goldman Sachs Group
     1.200%, 09/13/04                                   20,000           20,000
                                                                       --------
                                                                         50,000
                                                                       --------
HEALTH SERVICES -- 1.1%
   Newcastle Certificates+
     1.211%, 07/19/04                                   10,000            9,994
                                                                       --------
Total Certificates of Deposit
   (Cost $104,993) ($ Thousands)                                        104,993
                                                                       --------

INSURANCE FUNDING AGREEMENT -- 3.4%
INSURANCE -- 3.4%
   MetLife Funding Agreement (A) (C)
     1.259%, 08/02/04                                   30,000           30,000
                                                                       --------
Total Insurance Funding Agreement
   (Cost $30,000) ($ Thousands)                                          30,000
                                                                       --------

REPURCHASE AGREEMENTS -- 25.7%
   Barclays (D)
     1.450%, dated 06/30/04, to be
     repurchased 07/01/04, repurchase
     price $100,004,028 (collateralized by
     U.S. Government Obligations:
     total market value $102,000,990)                  100,000          100,000
   BNP Paribas (D)
     1.400%, dated 06/30/04, to be
     repurchased on 07/01/04, repurchase
     price $127,396,954 (collateralized by
     U.S. Government Obligation:
     total market value $129,940,396)                  127,392          127,392
                                                                       --------
Total Repurchase Agreements
   (Cost $227,392) ($ Thousands)                                        227,392
                                                                       --------
Total Investments -- 100.0%
   (Cost $886,848) ($ Thousands)                                        886,848
                                                                       --------


--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Management Fees Payable                                                $   (244)
Investment Advisory Fees Payable                                            (36)
Trustees' Fees Payable                                                       (3)
Other Assets and Liabilities, Net                                           544
                                                                       --------
Total Other Assets and Liabilities                                          261
                                                                       --------
Total Net Assets -- 100.0%                                             $887,109
                                                                       ========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)
   based on 887,147,711 outstanding shares of
   beneficial interest                                                 $887,148
Undistributed net investment income                                           1
Accumulated net realized loss on investments                                (40)
                                                                       --------
Total Net Assets -- 100.0%                                             $887,109
                                                                       ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($887,108,669 / 887,147,711 shares)                                    $1.00
                                                                       ========
+ The yield is the effective yield at the time of purchase.
(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on June 30, 2004. The date shown is the reset date or demand date.
(B) Security exempt from registration under rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration normally to qualified institutions.
(C) Security considered illiquid. The total value of such securities as of June 30, 2004 was $30,000,000.
(D) Tri-Party Repurchase Agreement
Cl -- Class
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2004                         5

Statements of Operations ($ Thousands)


For the year ended June 30, 2004

------------------------------------------------------------------------------------------------------
                                                    TREASURY SECURITIES          PRIME OBLIGATION
                                                                   FUND                      FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                $ 660                   $10,204
------------------------------------------------------------------------------------------------------
EXPENSES:
   Management Fees                                                  264                     3,838
   Shareholder Servicing Fees -- Class A                            157                     2,278
   Investment Advisory Fees                                          29                       426
   Trustees' Fees                                                     2                        25
   Printing Fees                                                     13                       229
   Custodian/Wire Agent Fees                                          6                        94
   Professional fees                                                  5                        82
   Insurance Expense                                                  1                        11
   Other Expenses                                                     8                        80
------------------------------------------------------------------------------------------------------
   Total Expenses                                                   485                     7,063
------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Management Fees                                                (51)                     (765)
     Shareholder Servicing Fees -- Class A                         (157)                   (2,278)
------------------------------------------------------------------------------------------------------
   Net Expenses                                                     277                     4,020
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               383                     6,184
------------------------------------------------------------------------------------------------------
   Net Realized Gain on Investments                                   2                         3
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                $ 385                    $6,187
------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
6                         SEI Liquid Asset Trust / Annual Report / June 30, 2004

Statements of Changes in Net Assets ($ Thousands)


For the years ended June 30,

-------------------------------------------------------------------------------------------------------------------
                                                              TREASURY SECURITIES             PRIME OBLIGATION
                                                                             FUND                         FUND
-------------------------------------------------------------------------------------------------------------------
                                                                2004         2003           2004          2003
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                   $     383    $   1,245    $     6,184   $    11,715
   Net Realized Gain on Investments                                2            2              3             5
-------------------------------------------------------------------------------------------------------------------
   Net Increase in
     Net Assets Resulting from Operations                        385        1,247          6,187        11,720
-------------------------------------------------------------------------------------------------------------------
DIVIDENDS FROM:
   Net Investment Income:
     Class A                                                    (401)      (1,259)        (6,148)      (11,782)
-------------------------------------------------------------------------------------------------------------------
   Total Dividends                                              (401)      (1,259)        (6,148)      (11,782)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from Shares Issued                             249,792      502,033      7,066,959     7,884,534
     Reinvestment of Dividends                                    47          188          5,072        10,232
     Cost of Shares Redeemed                                (292,329)    (546,781)    (7,235,555)   (7,870,990)
-------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                         (42,490)     (44,560)      (163,524)       23,776
-------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                     (42,506)     (44,572)      (163,485)       23,714
-------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                          79,383      123,955      1,050,594     1,026,880
-------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                             $  36,877    $  79,383    $   887,109   $ 1,050,594
-------------------------------------------------------------------------------------------------------------------
   Undistributed (Distributions in Excess of)
     Net Investment Income                                 $      46    $      64    $         1   $       (35)
-------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2004                         7

Financial Highlights


For the years ended June 30,
For a Share Outstanding Throughout each Period

----------------------------------------------------------------------------------------------------------------------------------

                                Net Realized
                                         and
        Net Asset                 Unrealized          Total    Dividends
           Value,          Net         Gains           from     from Net                  Net Asset                 Net Assets
        Beginning   Investment            on     Investment   Investment        Total    Value, End      Total   End of Period
        of Period       Income    Securities     Operations       Income    Dividends     of Period     Return+  ($ Thousands)
----------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2004     $1.00        $0.01           $--          $0.01       $(0.01)      $(0.01)        $1.00       0.63%     $   36,877
   2003      1.00         0.01            --           0.01        (0.01)       (0.01)         1.00       1.06          79,383
   2002      1.00         0.02            --           0.02        (0.02)       (0.02)         1.00       1.97         123,955
   2001      1.00         0.05            --           0.05        (0.05)       (0.05)         1.00       5.55         145,961
   2000      1.00         0.05            --           0.05        (0.05)       (0.05)         1.00       5.24         402,982

PRIME OBLIGATION FUND
   CLASS A:
   2004     $1.00        $0.01           $--          $0.01       $(0.01)      $(0.01)        $1.00       0.68%     $  887,109
   2003      1.00         0.01            --           0.01        (0.01)       (0.01)         1.00       1.12       1,050,594
   2002      1.00         0.02            --           0.02        (0.02)       (0.02)         1.00       2.08       1,026,880
   2001      1.00         0.06            --           0.06        (0.06)       (0.06)         1.00       5.75         983,360
   2000      1.00         0.05            --           0.05        (0.05)       (0.05)         1.00       5.55       1,604,058



------------------------------------------------------
                                         Ratio of
                       Ratio of Net      Expenses
            Ratio of     Investment    to Average
            Expenses         Income    Net Assets
          to Average     to Average    (Excluding
          Net Assets     Net Assets      Waivers)
------------------------------------------------------
TREASURY SECURITIES FUND
   CLASS A:
   2004         0.44%          0.61%         0.77%
   2003         0.44           1.06          0.76
   2002         0.44           2.04          0.75
   2001         0.44           5.58          0.74
   2000         0.44           5.03          0.73

PRIME OBLIGATION FUND
   CLASS A:
   2004         0.44%          0.68%         0.77%
   2003         0.44           1.11          0.76
   2002         0.44           2.05          0.75
   2001         0.44           5.73          0.74
   2000         0.44           5.41          0.73

+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are $0 or have been rounded to $0.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
8                         SEI Liquid Asset Trust / Annual Report / June 30, 2004

Notes to Financial Statements

June 30, 2004

1. ORGANIZATION

SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with four funds: the Treasury Securities Fund, the Prime Obligation Fund, the Institutional Cash Fund and the Money Market Fund (each a "Fund", collectively the "Funds"). The Trust is registered to offer Class A shares of each of the Funds. In the fiscal year ended June 30, 2004, no shares of the Institutional Cash Fund were sold and there were no shares outstanding at June 30, 2004. As of June 30, 2004, the Money Market Fund had not commenced operations. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

REPURCHASE AGREEMENTS -- The Trust invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses of the Trust which are not directly associated to a specific Fund are allocated on the basis of relative net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Funds are distributed to the shareholders of the affected Funds annually.


3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- SEI Investments Fund Management (the "Administrator") provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Fund.

The Administrator has contractually agreed to waive fees and to reimburse expenses, through June 30, 2004, in order to keep total operating expenses, net of SEI Investment Management Corporation ("SIMC") and SEI Investments Distribution Co.'s (the "Distributor") fee waivers, from exceeding .44% of the average daily net assets of each Fund. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Company and a registered broker-dealer.

DISTRIBUTION AGREEMENT -- The Distributor acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2004                         9

Notes to Financial Statements (Concluded)

June 30, 2004

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or SIMC.

Wachovia Bank, N.A. which is a Trust shareholder, acts as custodian and wire agent for the Trust.

4. INVESTMENT ADVISORY AGREEMENT

SIMC serves as each Fund's investment adviser and "manager of managers" under an investment advisory agreement. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and ..02% of such net assets in excess of $500 million.

Banc of America Capital Management, LLC ("BACAP"), serves as each Fund's investment sub-adviser under an investment sub- advisory agreement.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter Mof the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2004 and June 30, 2003 were as follows ($ Thousands):
----------------------------------------------------------------
                                          Ordinary Income
----------------------------------------------------------------
Treasury Securities Fund                2004         $   401
                                        2003           1,259
Prime Obligation Fund                   2004           6,148
                                        2003          11,782

As of June 30, 2004, the components of accumulated losses on a tax basis were as follows ($ Thousands):
----------------------------------------------------------------
                                  Treasury            Prime
                                Securities       Obligation
                                      Fund             Fund
----------------------------------------------------------------
Capital Loss Carryforwards:

           Expiring in 2006           $(61)           $  --

           Expiring in 2008             --               --

           Expiring in 2009             --               --

           Expiring in 2010             --               --

           Expiring in 2011             (1)             (39)

Undistributed Ordinary Income           46               --
                                      ----            -----
   Total Accumulated Losses           $(16)           $ (39)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains.

During the year ended June 30, 2004, the Treasury Securities Fund and Prime Obligation Fund utilized capital loss carryforwards of $1,511 and $3,181, respectively.

For Federal income tax purposes, the book cost of securities was equal to the tax cost.



--------------------------------------------------------------------------------
10                        SEI Liquid Asset Trust / Annual Report / June 30, 2004

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)


Set forth below are the names, dates of birth, position with the Trust, length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                           NUMBER OF
                                      OFFICE                                           PORTFOLIOS
                                        AND             PRINCIPAL                        IN FUND
     NAME,              POSITION(S)  LENGTH OF        OCCUPATION(S)                      COMPLEX         OTHER DIRECTORSHIPS
   ADDRESS,              HELD WITH     TIME            DURING PAST                      OVERSEEN               HELD BY
    AND AGE               TRUSTS     SERVED(1)          FIVE YEARS                    BY TRUSTEE(2)            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher         Chairman   since 1982   Currently performs various                68      Trustee of The Advisors' Inner
One Freedom               of the                 services on behalf of SEI                         Circle Fund, The Arbor Fund,
Valley Drive,            Board of                Investments Company ("SEI                         Bishop Street Funds, The MDL
Oaks, PA 19456           Trustees*               Investments") for which Mr.                       Funds, The Expedition Funds,
58 yrs. old                                      Nesher is compensated.                            SEI Global Master Fund, plc,
                                                                                                   SEI Global Assets Fund, plc,
                                                                                                   SEI Global Investments Fund,
                                                                                                   plc, SEI Investments Global,
                                                                                                   Limited, SEI Absolute Return
                                                                                                   Master Fund, L.P., SEI
                                                                                                   Absolute Return Fund, L.P.,
                                                                                                   SEI Opportunity Master
                                                                                                   Fund, L.P., and SEI
                                                                                                   Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran         Trustee*   since 1982   Self-employed consultant since            68      Trustee of The Advisors' Inner
1701 Market Street                               2003. Partner, Morgan, Lewis &                    Circle Fund, The Arbor Fund,
Philadelphia, PA                                 Bockius LLP(law firm) from 1976                   The MDL Funds, and The
19103                                            to 2003, counsel to the Trust,                    Expedition Funds; Director of
64 yrs. old                                      SEI Investments, SIMC, the                        SEI Investments since 1974.
                                                 Administrator and the Distributor.                Director of the Distributor since
                                                 Secretary of SEI Investments                      2003.
                                                 since 1978.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch         Trustee    since 1982   Retired                                   68      Trustee of STI Classic Funds
One Freedom                                                                                        and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
71 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey          Trustee    since 1995   Attorney, sole practitioner since         68      Trustee of The Advisors' Inner
One Freedom                                      1994. Partner, Dechert Price                      Circle Fund, The Arbor Fund,
Valley Drive,                                    & Rhoads, September 1987-                         The MDL Funds, The Expedition
Oaks, PA 19456                                   December 1993.                                    Funds and Massachusetts Health
73 yrs. old                                                                                        and Education Tax-Exempt Trust.
                                                                                                   Director of U.S. Charitable
                                                                                                   Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.  Trustee    since 1996   Chief Executive, Newfound                 68      Trustee of The Advisors' Inner
One Freedom                                      Consultants Inc. since April 1997.                Circle Fund, The Arbor Fund,
Valley Drive                                                                                       The MDL Funds, The Expedition
Oaks, PA 19456                                                                                     Funds, State Street Navigator
61 yrs. old                                                                                        Securities Lending Trust, SEI
                                                                                                   Absolute Return Master Fund,
                                                                                                   L.P., SEI Absolute Return Fund,
                                                                                                   L.P., SEI Opportunity Master
                                                                                                   Fund, L.P., and SEI Opportunity
                                                                                                   Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940
 ACT BY VIRTUE OF THEIR AFFILIATION WITH THE TRUSTS' DISTRIBUTOR.
1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR
 UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI
 INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST
 AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2004                        11

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONCLUDED)



------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                           NUMBER OF
                                      OFFICE                                           PORTFOLIOS
                                        AND             PRINCIPAL                        IN FUND
     NAME,             POSITION(S)   LENGTH OF        OCCUPATION(S)                      COMPLEX          OTHER DIRECTORSHIPS
   ADDRESS,             HELD WITH      TIME            DURING PAST                      OVERSEEN                HELD BY
    AND AGE              TRUSTS      SERVED(1)          FIVE YEARS                    BY TRUSTEE(2)             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------
Rosemarie B. Greco      Trustee     since 1999   Director, Governor's Office of Health      68     Director, Sonoco, Inc.; Director,
One Freedom                                      Care Reform, Commonwealth of                      Exelon Corporation; Trustee,
Valley Drive                                     Pennsylvania since 2003. Founder and              Pennsylvania Real Estate
Oaks, PA 19456                                   Principal, Grecoventures Ltd. from                Investment Trust.
58 yrs. old                                      1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy            Trustee     since 2003   Partner, Cue Capital since 2002, Head      68     SEI Absolute Return Master
One Freedom                                      of Sales Investorforce, January 2002-             Fund, L.P., SEI Absolute Return
Valley Drive,                                    December 2001; Global Partner work-               Fund, L.P., SEI Opportunity
Oaks, PA 19456                                   ing for the CEO, Invesco Capital,                 Master Fund, L.P., and SEI
47 yrs. old                                      January 1998-January 2000. Head of                Opportunity Fund, L.P.
                                                 Sales and Client Services, Chancellor
                                                 Capital and later LGT Asset Management,
                                                 1986-2000.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin     President    since 1982   Executive Vice President and President -   N/A                 N/A
One Freedom              & CEO                   Asset Management Division of SEI
Valley Drive,                                    Investments since 1993. Director and
Oaks, PA 19456                                   President of SIMC since 2004. Chief
53 yrs. old                                      Executive Officer of the Administrator
                                                 and Director of the Distributor since
                                                 2003. Executive Vice President of SIMC,
                                                 1999-2004. Executive Vice President of
                                                 the Administrator, 1994-2003.
-----------------------------------------------------------------------------------------------------------------------------------
Peter (Pedro) A.    Controller and  since 2003   Director, Fund Accounting and              N/A                 N/A
Rodriguez                Chief                   Administration, SEI Investments Global
One Freedom            Financial                 Funds Services since September 2002
Valley Drive,           Officer                  (and 1997-2002); Vice President, Fund
Oaks, PA 19456                                   Administration, BlackRock Financial
42 yrs. old                                      Management (April 2002 to September
                                                 2002).
-----------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto         Vice       since 2002   General Counsel, Vice President and        N/A                 N/A
One Freedom            President                 Secretary of SIMC and the Administrator
Valley Drive              and                    since 2004. Vice President and Assistant
Oaks, PA 19456         Secretary                 Secretary of SEI Investments since 2001.
36 yrs. old                                      Vice President of SIMC and the
                                                 Administrator since 1999. Assistant
                                                 Secretary of SIMC, the Administrator and
                                                 the Distributor and Vice President of the
                                                 Distributor, 1999-2003. Associate,
                                                 Dechert Price & Rhoads (law firm),
                                                 1997-1999.
-----------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis         Vice       since 1998   Vice President and Assistant Secretary     N/A                 N/A
One Freedom            President                 of SEI Investments and SIMC since 1998.
Valley Drive              and                    Vice President of the Administrator and
Oaks, PA 19456         Assistant                 the Distributor, 1998-2003. Assistant
40 yrs. old            Secretary                 Secretary of the Distributor, 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
12                        SEI Liquid Asset Trust / Annual Report / June 30, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                             NUMBER OF
                                      OFFICE                                             PORTFOLIOS
                                        AND             PRINCIPAL                          IN FUND
     NAME,              POSITION(S)  LENGTH OF        OCCUPATION(S)                        COMPLEX         OTHER DIRECTORSHIPS
   ADDRESS,              HELD WITH     TIME            DURING PAST                        OVERSEEN               HELD BY
    AND AGE               TRUSTS     SERVED(1)          FIVE YEARS                      BY TRUSTEE(2)            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Christine M.              Vice      since 1999   Vice President and Assistant Secretary      N/A                   N/A
McCullough              President                of SIMC since 1999. Vice President
One Freedom                and                   and Assistant Secretary of SEI
Valley Drive            Assistant                Investments since 2000. Vice
Oaks, PA 19456          Secretary                President and Assistant Secretary
43 yrs. old                                      of the Administrator and the Distributor,
                                                 1999-2003. Associate, White and
                                                 Williams LLP (law firm), 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
William E. Zitelli, Jr.   Vice      since 2001   Assistant Secretary of SIMC and the         N/A                   N/A
One Freedom             President                Administrator since 2000. Vice
Valley Drive               and                   President and Assistant Secretary of
Oaks, PA 19456          Assistant                SEI Investments since 2000. Vice
36 yrs. old             Secretary                President of SIMC, the Administrator
                                                 and the Distributor and Assistant
                                                 Secretary of the Distributor, 2000-2003.
                                                 Vice President, Merrill Lynch & Co.
                                                 Asset Management Group, 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
John J. Munera            Vice      since 2002   Global AML Compliance Officer at SEI        N/A                   N/A
One Freedom            President                 Investments since 2002. Middle Office
Valley Drive               and                   Compliance Officer at SEI Investments
Oaks, PA 19456         Assistant                 since 2000; Supervising Examiner at
41 yrs. old             Secretary                Federal Reserve Bank of Philadelphia
                                                 from 1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue             Vice      since 2004   Director of Portfolio Implementations       N/A                   N/A
One Freedom            President                 for SIMC since 1995. Managing Director
Valley Drive                                     of Money Market Investments for
Oaks, PA 19456                                   SIMC since 2003.
41 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Thomas D. Jones, III      Chief     since 2004   Compliance Officer, Assistant               N/A                   N/A
One Freedom            Compliance                Secretary of SIMC since March
Valley Drive             Officer                 2004. First Vice President, Merrill
Oaks, PA 19456                                   Lynch Investment Managers
39 yrs. old                                      (Americas) from 1992-2004.
------------------------------------------------------------------------------------------------------------------------------------

1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR
 UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI
 INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST
 AND SEI TAX EXEMPT TRUST.



--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2004                        13

Notice to Shareholders (Unaudited)


For shareholders that do not have a June 30, 2004 taxable year end, this notice is for informational purposes only. For shareholders with a June 30, 2004 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended June 30, 2004, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                                          (A)                    (B)
                                                       LONG TERM               ORDINARY                  (C)
                                                     CAPITAL GAINS              INCOME                  TOTAL
                                                     DISTRIBUTIONS           DISTRIBUTIONS          DISTRIBUTIONS
PORTFOLIO                                             (TAX BASIS)             (TAX BASIS)           (TAX BASIS)
Treasury Securities Fund                                  0%                     100%                   100%
Prime Obligation Fund                                     0%                     100%                   100%


                                                         (D)                      (E)
                                                     QUALIFYING                TAX-EXEMPT
PORTFOLIO                                           DIVIDENDS(1)                INTEREST
Treasury Securities Fund                                  0%                        0%
Prime Obligation Fund                                     0%                        0%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

Items (A) and (B) are based on the percentage of each Fund's total distribution. Items (C) and (E) are based on the percentage of ordinary income distributions of each Fund.
Item (D) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.



--------------------------------------------------------------------------------
14                        SEI Liquid Asset Trust / Annual Report / June 30, 2004

Notes

Notes

Notes

Notes

Notes

Notes

SEI LIQUID ASSET TRUST ANNUAL REPORT JUNE 30, 2004




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER, CHIEF FINANCIAL OFFICER

Jack McCue
VICE PRESIDENT

Timothy D. Barto
VICE PRESIDENT AND SECRETARY

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John J. Munera
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER


INVESTMENT ADVISER
SEI Investments Management Corporation

SUB-ADVISER
Banc of America Capital Management, LLC

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[BACKGROUND GRAPHIC OMITTED]



[SEI INVESTMENTS LOGO OMITTED]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-097 (6/04)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers Related to the Trust

PricewaterhouseCoopers billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------------------------------------------------------------------------------------------------------------------
                                           2004                                                   2003
------------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------------------------------------------------------------------------------------------------------------------------------
(a)     Audit          $25,300            $0                $0                $33,575          $0                 $0
        Fees(1)

------------------------------------------------------------------------------------------------------------------------------
(b)     Audit-Related   $0             $262,502 (2)         $0                $0                $0                $0
        Fees

------------------------------------------------------------------------------------------------------------------------------
(c)     Tax Fees        $0                $0                $0                $0                $0                $0

------------------------------------------------------------------------------------------------------------------------------
(d)     All             $0                $0                $0                $0                $0                $0
        Other
        Fees
------------------------------------------------------------------------------------------------------------------------------

Notes:
     (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
     (2) Includes fees for: The examination of the design of SEI's Anti Money Laundering Program Framework; 404 Readiness Assistance for SEI; and agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI Funds I
(e)(1)   Not Applicable.
(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

            ----------------------------------------------------------
                                          2004             2003
            ----------------------------------------------------------
            Audit-Related Fees             $0               $0

            ----------------------------------------------------------
            Tax Fees                       $0               $0

            ----------------------------------------------------------
            All Other Fees                 $0               $0

            ----------------------------------------------------------


(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by PricewaterhouseCoopers for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(h) Not Applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     SEI Liquid Asset Trust Funds


By (Signature and Title)*                        /s/ Edward D. Loughlin
                                                 ----------------------
                                                 Edward D. Loughlin

Date 08/19/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ Edward D. Loughlin
                                                 ------------------------
                                                 Edward D. Loughlin

Date 08/19/04


By (Signature and Title)*                        /s/ Peter (Pedro) A. Rodriguez
                                                 ------------------------------
                                                 Peter (Pedro) A. Rodriguez

Date 08/19/04
* Print the name and title of each signing officer under his or her signature.